Income Per Share - Schedule of Income or Loss Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net income	R$ 420,277	R$ 529,039	R$ (126,314)
Denominator
75 preferred shares	75.0	75.0	75.0
Weighted average number of shares that would have been issued at average market price	6,400,619	9,253,991	7,641,753
Share-based payments [member]
Denominator
Weighted average number of shares	11,530,390	15,446,459	10,811,104
Common shares [member]
Denominator
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Weighted average number of equivalent shares	25,327,251,414	23,669,013,177	17,176,250,308
Basic net income (loss) per share	R$ 0.02	R$ 0.02	R$ (0.01)
Diluted net income (loss) per share	R$ 0.02	R$ 0.02	R$ (0.01)
Preference shares [member]
Denominator
Weighted average number of shares	325,310,485	303,200,642	216,630,470
Weighted average number of equivalent shares	337,696,686	315,586,842	229,016,671
Basic net income (loss) per share	R$ 1.24	R$ 1.68	R$ (0.55)
Diluted net income (loss) per share	R$ 1.23	R$ 1.64	R$ (0.55)